Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Income Taxes Receivable, Current	$ 321,000	$ 340,000	$ 733,000
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2011
Foreign Tax Authority [Member] | Earliest Tax Year [Member] | Australian Taxation Office [Member]
Open Tax Year	2013